EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 3,697
Plan assets at fair value – end of year	4,099	$ 3,697
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	362	216
Purchases and sales	35	127
Realized and unrealized losses	(18)	19
Plan assets at fair value – end of year	$ 379	$ 362